SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 17 — SUBSEQUENT EVENTS

IPO

Subsequent to February 28, 2026, the Company consummated its IPO on May 15, 2026, pursuant to which the Company issued 2,850,000 American Depositary Shares (“ADSs”), each representing one ordinary share, at a public offering price of $8.00 per ADS. The IPO generated gross proceeds of approximately JPY3,557.9 million ($22.8 million) and net proceeds of approximately JPY3,245.8 million ($20.8 million), after deducting underwriting discounts, non-accountable expense allowance and offering expenses payable by the Company.

Full Exercise of Over-Allotment Option

On May 20, 2026, A.G.P./Alliance Global Partners, as the underwriter, fully exercised its over-allotment option to purchase an additional 427,500 ADSs, each representing one ordinary share, at the public offering price of $8.00 per ADS. The sale of the additional ADSs closed on May 27, 2026 and generated additional gross proceeds of approximately JPY530.6 million ($3.4 million) and additional net proceeds of approximately JPY483.8 million ($3.1 million), after deducting underwriting discounts, non-accountable expenses and other amounts payable at closing.

Following the full exercise of the over-allotment option, the Company issued and sold an aggregate of 3,277,500 ADSs in the IPO, resulting in aggregate gross proceeds of approximately JPY4,088.5 million ($26.2 million) and aggregate net proceeds of approximately JPY3,729.6 million ($23.9 million), after deducting underwriting discounts, non-accountable expense allowance, offering expenses payable by the Company and other amounts payable at closing.

The Company evaluated all events and transactions from February 28, 2026 up through June 30, 2026, which is the date that these consolidated financial statements are available to be issued. Other than the event disclosed above and in Note 12, no other subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.